Investments (Gross Unrealized Losses And Fair Value Of Investment Securities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Securities		Dec. 31, 2010 Securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	$ 8,970		$ 14,917
Gross unrealized losses	(1,419)	[1]	(1,673)	[2]
Number of securities in a continuous loss position	1,486		2,236
Investment grade
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	7,358		13,099
Gross unrealized losses	(742)	[1]	(995)	[2]
Number of securities in a continuous loss position	981		1,743
Below investment grade
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	1,612	[3]	1,818	[4]
Gross unrealized losses	(677)	[1],[3]	(678)	[2],[4]
Number of securities in a continuous loss position	505	[3]	493	[4]
Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	8,853		14,835
Gross unrealized losses	(1,405)	[1]	(1,669)	[2]
Number of securities in a continuous loss position	1,434		2,184
Fixed maturity securities | Less Than 20 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	7,303		13,211
Gross unrealized losses	(408)	[1]	(644)	[2]
Number of securities in a continuous loss position	983		1,664
Fixed maturity securities | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	1,413		1,450
Gross unrealized losses	(683)	[1]	(660)	[2]
Number of securities in a continuous loss position	310		346
Fixed maturity securities | Greater Than 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	137		174
Gross unrealized losses	(314)	[1]	(365)	[2]
Number of securities in a continuous loss position	141		174
Equity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	117		82
Gross unrealized losses	(14)	[1]	(4)	[2]
Number of securities in a continuous loss position	52		52
Equity securities | Less Than 20 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	101		77
Gross unrealized losses	(7)	[1]	(3)	[2]
Number of securities in a continuous loss position	48		51
Equity securities | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	16		5
Gross unrealized losses	(7)	[1]	(1)	[2]
Number of securities in a continuous loss position	4		1
Other-than-temporary impairments
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	(257)		(243)
Less Than 12 Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	4,719		8,458
Gross unrealized losses	(211)		(239)
Number of securities in a continuous loss position	629		1,148
Less Than 12 Months | Investment grade
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	4,292		8,249
Gross unrealized losses	(165)		(231)
Number of securities in a continuous loss position	502		1,060
Less Than 12 Months | Below investment grade
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	427	[3]	209	[4]
Gross unrealized losses	(46)	[3]	(8)	[4]
Number of securities in a continuous loss position	127	[3]	88	[4]
Less Than 12 Months | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	4,627		8,381
Gross unrealized losses	(200)		(236)
Number of securities in a continuous loss position	590		1,100
Less Than 12 Months | Fixed maturity securities | Less Than 20 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	4,545		8,359
Gross unrealized losses	(156)		(226)
Number of securities in a continuous loss position	548		1,076
Less Than 12 Months | Fixed maturity securities | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	78		22
Gross unrealized losses	(30)		(8)
Number of securities in a continuous loss position	27		18
Less Than 12 Months | Fixed maturity securities | Greater Than 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	4
Gross unrealized losses	(14)		(2)
Number of securities in a continuous loss position	15		6
Less Than 12 Months | Equity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	92		77
Gross unrealized losses	(11)		(3)
Number of securities in a continuous loss position	39		48
Less Than 12 Months | Equity securities | Less Than 20 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	80		72
Gross unrealized losses	(6)		(2)
Number of securities in a continuous loss position	36		47
Less Than 12 Months | Equity securities | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	12		5
Gross unrealized losses	(5)		(1)
Number of securities in a continuous loss position	3		1
12 Months Or More
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	4,251		6,459
Gross unrealized losses	(1,208)	[5]	(1,434)	[6]
Number of securities in a continuous loss position	857		1,088
12 Months Or More | Investment grade
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	3,066		4,850
Gross unrealized losses	(577)	[5]	(764)	[6]
Number of securities in a continuous loss position	479		683
12 Months Or More | Below investment grade
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	1,185	[3]	1,609	[4]
Gross unrealized losses	(631)	[3],[5]	(670)	[4],[6]
Number of securities in a continuous loss position	378	[3]	405	[4]
12 Months Or More | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	4,226		6,454
Gross unrealized losses	(1,205)	[5]	(1,433)	[6]
Number of securities in a continuous loss position	844		1,084
12 Months Or More | Fixed maturity securities | Less Than 20 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	2,758		4,852
Gross unrealized losses	(252)	[5]	(418)	[6]
Number of securities in a continuous loss position	435		588
12 Months Or More | Fixed maturity securities | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	1,335		1,428
Gross unrealized losses	(653)	[5]	(652)	[6]
Number of securities in a continuous loss position	283		328
12 Months Or More | Fixed maturity securities | Greater Than 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	133		174
Gross unrealized losses	(300)	[5]	(363)	[6]
Number of securities in a continuous loss position	126		168
12 Months Or More | Fixed maturity securities | Investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	847
Gross unrealized losses	(360)
Number of securities in a continuous loss position	115
Percentage of total unrealized losses for securities in a continuous loss position	26.00%
12 Months Or More | Fixed maturity securities | Investment grade | Greater Than 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	12
Gross unrealized losses	(30)
Number of securities in a continuous loss position	18
Percentage of total unrealized losses for securities in a continuous loss position	2.00%
12 Months Or More | Fixed maturity securities | Below investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	488
Gross unrealized losses	(293)
Number of securities in a continuous loss position	168
Percentage of total unrealized losses for securities in a continuous loss position	21.00%
12 Months Or More | Fixed maturity securities | Below investment grade | Greater Than 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	121
Gross unrealized losses	(270)
Number of securities in a continuous loss position	108
Percentage of total unrealized losses for securities in a continuous loss position	19.00%
12 Months Or More | Equity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	25		5
Gross unrealized losses	(3)	[5]	(1)	[6]
Number of securities in a continuous loss position	13		4
12 Months Or More | Equity securities | Less Than 20 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	21		5
Gross unrealized losses	(1)	[5]	(1)	[6]
Number of securities in a continuous loss position	12		4
12 Months Or More | Equity securities | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	4
Gross unrealized losses	(2)	[5]
Number of securities in a continuous loss position	1
12 Months Or More | Structured Securities | Investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	156
Gross unrealized losses	(60)
Number of securities in a continuous loss position	43
Percentage of total unrealized losses for securities in a continuous loss position	5.00%
12 Months Or More | Structured Securities | Investment grade | Greater Than 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	12
Gross unrealized losses	(30)
Number of securities in a continuous loss position	18
Percentage of total unrealized losses for securities in a continuous loss position	2.00%
12 Months Or More | Structured Securities | Below investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	448
Gross unrealized losses	(265)
Number of securities in a continuous loss position	157
Percentage of total unrealized losses for securities in a continuous loss position	19.00%
12 Months Or More | Structured Securities | Below investment grade | Greater Than 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	121
Gross unrealized losses	(270)
Number of securities in a continuous loss position	108
Percentage of total unrealized losses for securities in a continuous loss position	19.00%
12 Months Or More | Corporate Debt Securities | Investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	545
Gross unrealized losses	(232)
Number of securities in a continuous loss position	43
Percentage of total unrealized losses for securities in a continuous loss position	16.00%
12 Months Or More | Corporate Debt Securities | Investment grade | 20 To 50 Percent Below Cost | Finance and Insurance
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	455
Gross unrealized losses	(203)
Number of securities in a continuous loss position	38
Percentage of total unrealized losses for securities in a continuous loss position	14.00%
12 Months Or More | Corporate Debt Securities | Investment grade | 20 To 50 Percent Below Cost | Utilities and Energy
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	18
Gross unrealized losses	(6)
Number of securities in a continuous loss position	1
12 Months Or More | Corporate Debt Securities | Investment grade | 20 To 50 Percent Below Cost | Consumer Non Cyclical
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	30
Gross unrealized losses	(10)
Number of securities in a continuous loss position	1
Percentage of total unrealized losses for securities in a continuous loss position	1.00%
12 Months Or More | Corporate Debt Securities | Investment grade | 20 To 50 Percent Below Cost | Capital Goods
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	11
Gross unrealized losses	(4)
Number of securities in a continuous loss position	1
12 Months Or More | Corporate Debt Securities | Investment grade | 20 To 50 Percent Below Cost | Technology and Communications
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	31
Gross unrealized losses	(9)
Number of securities in a continuous loss position	2
Percentage of total unrealized losses for securities in a continuous loss position	1.00%
12 Months Or More | Corporate Debt Securities | Below investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	40
Gross unrealized losses	(28)
Number of securities in a continuous loss position	11
Percentage of total unrealized losses for securities in a continuous loss position	2.00%
12 Months Or More | Other-than-temporary impairments
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	(248)		(240)
12 Months Or More | Other-than-temporary impairments | Below investment grade
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	(235)		(213)
U.S. government, agencies and government-sponsored enterprises | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	160		545
Gross unrealized losses	(1)	[1]	(8)	[2]
Number of securities in a continuous loss position	2		36
U.S. government, agencies and government-sponsored enterprises | Less Than 12 Months | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	160		545
Gross unrealized losses	(1)		(8)
Number of securities in a continuous loss position	2		36
Tax-exempt | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	230		529
Gross unrealized losses	(76)	[1]	(113)	[2]
Number of securities in a continuous loss position	72		191
Tax-exempt | Less Than 12 Months | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value			285
Gross unrealized losses			(12)
Number of securities in a continuous loss position			101
Tax-exempt | 12 Months Or More | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	230		244
Gross unrealized losses	(76)	[5]	(101)	[6]
Number of securities in a continuous loss position	72		90
Tax-exempt | 12 Months Or More | Fixed maturity securities | Investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	144
Gross unrealized losses	(67)
Number of securities in a continuous loss position	28
Percentage of total unrealized losses for securities in a continuous loss position	5.00%
Government - non-U.S. | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	98		452
Gross unrealized losses	(2)	[1]	(6)	[2]
Number of securities in a continuous loss position	33		76
Government - non-U.S. | Less Than 12 Months | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	90		431
Gross unrealized losses	(1)		(5)
Number of securities in a continuous loss position	25		69
Government - non-U.S. | 12 Months Or More | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	8		21
Gross unrealized losses	(1)	[5]	(1)	[6]
Number of securities in a continuous loss position	8		7
Government - non-U.S. | 12 Months Or More | Fixed maturity securities | Investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	2
Gross unrealized losses	(1)
Number of securities in a continuous loss position	1
U.S. Corporate | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	3,137		5,953
Gross unrealized losses	(326)	[1]	(448)	[2]
Number of securities in a continuous loss position	311		634
U.S. Corporate | Less Than 12 Months | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	1,721		3,615
Gross unrealized losses	(68)		(125)
Number of securities in a continuous loss position	175		443
U.S. Corporate | 12 Months Or More | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	1,416		2,338
Gross unrealized losses	(258)	[5]	(323)	[6]
Number of securities in a continuous loss position	136		191
U.S. Corporate | 12 Months Or More | Fixed maturity securities | Investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	322
Gross unrealized losses	(134)
Number of securities in a continuous loss position	22
Percentage of total unrealized losses for securities in a continuous loss position	9.00%
Corporate - non-U.S. | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	2,180		3,607
Gross unrealized losses	(218)	[1]	(167)	[2]
Number of securities in a continuous loss position	263		398
Corporate - non-U.S. | Less Than 12 Months | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	1,475		2,466
Gross unrealized losses	(86)		(53)
Number of securities in a continuous loss position	188		296
Corporate - non-U.S. | 12 Months Or More | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	705		1,141
Gross unrealized losses	(132)	[5]	(114)	[6]
Number of securities in a continuous loss position	75		102
Corporate - non-U.S. | 12 Months Or More | Fixed maturity securities | Investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	223
Gross unrealized losses	(98)
Number of securities in a continuous loss position	21
Percentage of total unrealized losses for securities in a continuous loss position	7.00%
Residential Mortgage-Backed | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	1,003		1,492
Gross unrealized losses	(455)	[1]	(500)	[2]
Number of securities in a continuous loss position	427		508
Residential Mortgage-Backed | Less Than 12 Months | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	276		461
Gross unrealized losses	(5)		(23)
Number of securities in a continuous loss position	68		92
Residential Mortgage-Backed | 12 Months Or More | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	727		1,031
Gross unrealized losses	(450)	[5]	(477)	[6]
Number of securities in a continuous loss position	359		416
Residential Mortgage-Backed | 12 Months Or More | Structured Securities | Investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	69
Gross unrealized losses	(29)
Number of securities in a continuous loss position	26
Percentage of total unrealized losses for securities in a continuous loss position	2.00%
Residential Mortgage-Backed | 12 Months Or More | Structured Securities | Investment grade | Greater Than 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	11
Gross unrealized losses	(27)
Number of securities in a continuous loss position	14
Percentage of total unrealized losses for securities in a continuous loss position	2.00%
Residential Mortgage-Backed | 12 Months Or More | Structured Securities | Below investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	263
Gross unrealized losses	(158)
Number of securities in a continuous loss position	117
Percentage of total unrealized losses for securities in a continuous loss position	11.00%
Residential Mortgage-Backed | 12 Months Or More | Structured Securities | Below investment grade | Greater Than 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	82
Gross unrealized losses	(205)
Number of securities in a continuous loss position	90
Percentage of total unrealized losses for securities in a continuous loss position	14.00%
Commercial Mortgage-Backed | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	1,113		1,344
Gross unrealized losses	(231)	[1]	(331)	[2]
Number of securities in a continuous loss position	208		251
Commercial Mortgage-Backed | Less Than 12 Months | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	282		177
Gross unrealized losses	(36)		(8)
Number of securities in a continuous loss position	49		26
Commercial Mortgage-Backed | 12 Months Or More | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	831		1,167
Gross unrealized losses	(195)	[5]	(323)	[6]
Number of securities in a continuous loss position	159		225
Commercial Mortgage-Backed | 12 Months Or More | Structured Securities | Investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	60
Gross unrealized losses	(23)
Number of securities in a continuous loss position	14
Percentage of total unrealized losses for securities in a continuous loss position	2.00%
Commercial Mortgage-Backed | 12 Months Or More | Structured Securities | Investment grade | Greater Than 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Gross unrealized losses	(1)
Number of securities in a continuous loss position	3
Commercial Mortgage-Backed | 12 Months Or More | Structured Securities | Below investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	112
Gross unrealized losses	(53)
Number of securities in a continuous loss position	36
Percentage of total unrealized losses for securities in a continuous loss position	4.00%
Commercial Mortgage-Backed | 12 Months Or More | Structured Securities | Below investment grade | Greater Than 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	29
Gross unrealized losses	(51)
Number of securities in a continuous loss position	16
Percentage of total unrealized losses for securities in a continuous loss position	4.00%
Other Asset-Backed | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	932		913
Gross unrealized losses	(96)	[1]	(96)	[2]
Number of securities in a continuous loss position	118		90
Other Asset-Backed | Less Than 12 Months | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	623		401
Gross unrealized losses	(3)		(2)
Number of securities in a continuous loss position	83		37
Other Asset-Backed | 12 Months Or More | Fixed maturity securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	309		512
Gross unrealized losses	(93)	[5]	(94)	[6]
Number of securities in a continuous loss position	35		53
Other Asset-Backed | 12 Months Or More | Structured Securities | Investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	27
Gross unrealized losses	(8)
Number of securities in a continuous loss position	3
Percentage of total unrealized losses for securities in a continuous loss position	1.00%
Other Asset-Backed | 12 Months Or More | Structured Securities | Investment grade | Greater Than 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	1
Gross unrealized losses	(2)
Number of securities in a continuous loss position	1
Other Asset-Backed | 12 Months Or More | Structured Securities | Below investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	73
Gross unrealized losses	(54)
Number of securities in a continuous loss position	4
Percentage of total unrealized losses for securities in a continuous loss position	4.00%
Other Asset-Backed | 12 Months Or More | Structured Securities | Below investment grade | Greater Than 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	10
Gross unrealized losses	(14)
Number of securities in a continuous loss position	2
Percentage of total unrealized losses for securities in a continuous loss position	1.00%
Corporate Debt Securities | 12 Months Or More | Below investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	40
Gross unrealized losses	(28)
Number of securities in a continuous loss position	11
Percentage of total unrealized losses for securities in a continuous loss position	2.00%
Corporate Debt Securities | 12 Months Or More | Finance and Insurance | Below investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	32
Gross unrealized losses	(24)
Number of securities in a continuous loss position	3
Percentage of total unrealized losses for securities in a continuous loss position	2.00%
Corporate Debt Securities | 12 Months Or More | Consumer Non Cyclical | Below investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	2
Gross unrealized losses	(1)
Number of securities in a continuous loss position	6
Corporate Debt Securities | 12 Months Or More | Capital Goods | Below investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	4
Gross unrealized losses	(2)
Number of securities in a continuous loss position	1
Corporate Debt Securities | 12 Months Or More | Technology and Communications | Below investment grade | 20 To 50 Percent Below Cost
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Fair Value	2
Gross unrealized losses	$ (1)
Number of securities in a continuous loss position	1

[1]	Amounts included $257 million of unrealized losses on other-than-temporarily impaired securities.
[2]	Amounts included $243 million of unrealized losses on other-than-temporarily impaired securities.
[3]	Amounts that have been in a continuous loss position for 12 months or more included $235 million of unrealized losses on other-than-temporarily impaired securities.
[4]	Amounts that have been in a continuous loss position for 12 months or more included $213 million of unrealized losses on other-than-temporarily impaired securities.
[5]	Amounts included $248 million of unrealized losses on other-than-temporarily impaired securities.
[6]	Amounts included $240 million of unrealized losses on other-than-temporarily impaired securities.